Fair value measurement	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Fair value measurement
25.	Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. A three-level hierarchy is used to measure fair value, as shown below:

•	Level 1—Quoted prices (unadjusted) in active markets for identical assets and liabilities.

•	Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

•	Level 3—Inputs for the assets and liabilities that are not based on observable market data (that is, unobservable inputs).
The following table provides the fair value measurement hierarchy of PagSeguro Group’s financial assets and financial liabilities as at December 31, 2019:

	2019
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Cash and cash equivalents	44,291	1,359,664	0
Financial investments	1,349,666	0	0
Accounts receivable	0	10,507,122	0
Other receivables	0	84,099	0
Judicial deposits	0	5,651	0
Investment	0	0	1,500
Financial liabilities
Payables to third parties	0	5,326,290	0
Trade payables	0	262,029	0
Trade payables to related parties	0	22,187	0
Contingent consideration (included in Other payables)	0	0	15,800
Other payables	0	73,128	0
The PagSeguro Group believes that the financial instruments recognized in these consolidated financial statements at their carrying amount are substantially similar to their fair value. For the financial assets that is basically due to the nature of the receivables that are due from top tier financial institutions subject to low credit risk and are mostly receivable in a short-term period and are measured based on the consideration that the Group expects to receive as part of the transaction processing services.
Financial assets also include the financial investments represented by government bonds with quoted prices in an active market and recognized in the balance sheet based on its fair value.
Financial liabilities are mostly represented by short-term payables to merchants which are paid in accordance to the contract set out with the merchant and other short-term payables to service providers in the normal course of business and, as such, also approximate from their fair values.
Financial liabilities also include the contingent consideration that arose from the acquisition of TILIX in 2018, as disclosed in Note 10. The contingent is recognized at fair value at the acquisition date and with changes in fair value recognized in the statement of profit or loss in accordance with IFRS 9 Financial Instruments. As at December 31, 2019, the key performance indicators of TILIX show that it is highly probable that the target will be achieved due to the expansion of the business and the synergies realized. This assessment is aligned with December 31, 2018 and, as such, no re-measurement
charge has been recognized in profit or loss for the year ended December 31, 2019.
The fair value is determined considering the contractual cash outflows that will be required if the target is achieved and is substantially similar to the carrying amount. The significant unobservable input used in the measurement is the assumed probability-adjusted profit before tax of TILIX. A change in the probability that the target will be achieved would result in the derecognition of such liabilities.
There were no transfers between Levels 1, 2 and 3 during the year ended December 31, 2019.